CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 1,019	$ 6,201		$ 6,466
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	1,673	1,615		48
Stock-based compensation	1,529	173		32
Deferred tax	$ 187	1,854		$ (5,080)
Capital loss on disposal of property and equipment		1
Increase in trade receivables, net	$ (3,666)	(8,532)		$ (1,498)
Decrease (increase) in other accounts receivable and prepaid expenses	39	2,175		(2,779)
Increase in inventories, net	(1,988)	(907)		(84)
Increase (decrease) in trade payables	721	1,203		(142)
Increase in employees and payroll accruals	404	525		257
Increase (decrease) in accrued severance pay	(110)	26		$ 163
Increase (decrease) in advances from customer	(2,864)	2,864
Increase (decrease ) in accrued expenses and other liabilities, related parties and liability for earn-out	(618)	(927)		$ 2,050
Net cash provided by (used in) operating activities	(3,674)	6,271		(567)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(541)	$ (544)		$ (103)
Capitalization of software development costs	(2,099)
Acquisition of a business entity	(988)			$ (8,788)
Decrease (Increase) in severance pay fund	109	$ (31)		(91)
Restricted bank deposits, net	1,921	(5,110)		(85)
Net cash used in investing activities	$ (1,598)	(5,685)		(9,067)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank credit, net		$ (1)		$ (101)
Treasury shares acquired	$ (3,741)
Proceeds from issuance of share capital, net of issuance costs	27,126	$ 2,458		$ 12,043
Payment of liability for future earn-out in business combination	(849)	(1,009)	[1]
Proceeds from exercise of options and warrants, net	193	82		$ 140
Net cash provided by financing activities	22,729	1,530		12,082
Increase in cash and cash equivalents	17,457	2,116		2,448
Cash and cash equivalents - beginning of year	4,789	2,673		225
Cash and cash equivalents - end of year	$ 22,246	$ 4,789		$ 2,673

[1]	Reclassified from investing activities